Share-Based Compensation - Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average fair value per option granted	$ 5.213
Weighted average exercise price	$ 2.47
Risk-free interest rate	2.83%
Expected term (in year)	10 years
Expected volatility	55.00%
Dividend yield	0.00%